Subsequent Events Allocation of Purchase Price (Details) (USD $) In Thousands, unless otherwise specified			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Lease commisions	Sep. 30, 2013 In Place Leases [Member]	Sep. 30, 2013 Above Market Leases [Member]	Sep. 30, 2013 Below Market Leases [Member]	Sep. 30, 2013 Buildings [Member]	Sep. 30, 2013 Building improvements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Land	$ 31,337	$ 43,600
Buildings and garages	121,369	580,616
Tenant improvements	13,434	59,698
Lease commissions	6,056	21,207
Lease in place value	15,862	54,575
Above market leases	2,936	14,728
Below market leases	$ (5,735)	$ (18,979)
Weighted average life (in years)							40 years 0 months 0 days	5 years
Weighted average life (in years)			4 years	4 years	4 years	7 years